Employee benefit expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee benefit expenses
Wages and salaries	¥ 971,060	¥ 1,235,714	¥ 1,276,205
Welfare and other benefits	319,671	353,099	330,552
Share-based payments (Note 27)	12,117	13,176	22,618
Employee benefit expenses	¥ 1,302,848	¥ 1,601,989	¥ 1,629,375